Annual Total Returns - FidelityOTCK6Portfolio-PRO - FidelityOTCK6Portfolio-PRO - Fidelity OTC K6 Portfolio - Fidelity OTC K6 Portfolio	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Annual Return 2020	47.52%
Annual Return 2021	25.97%
Annual Return 2022	(32.32%)
Annual Return 2023	43.48%